CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		30 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash Flows from Operating Activities:
Net (Loss)	$ (465,399)	$ (1,043,078)	$ (1,525,488)	$ (345,855)	$ (1,927,694)
Adjustments to Reconcile Net (Loss) to Net Cash (Used in) Operating Activities:
Depreciation expense	723	78	154	1,927	2,082
Accretion expense	4,642	3,123	9,436	622	10,057
(Gain) on sale of oil & gas properties				(123,476)	(123,476)
Stock based compensation	92,089	356,173	540,204	79,920	620,124
Changes in Assets and Liabilities:
(Increase)/Decrease in accounts receivable	(119)	4,613	4,066	(3,316)	(704)
(Increase)/Decrease in prepaid and other assets		2,484	4,140	(25,055)	(21,300)
Increase/(Decrease) in accrued expenses	79,120	86,616	172,735		172,735
Increase/(Decrease) in accounts payable	50,092	(541,786)	(545,895)		(13,355)
Increase/(Decrease) in accounts payable - related party	(50,000)	240,000	(143,390)		(83,390)
Net Cash (Used in) Operating Activities	(288,852)	(891,776)	(1,484,038)	(415,233)	(1,364,921)
Cash Flows from Investing Activities:
(Purchase) of oil and gas property	(43,158)	(537,715)	(845,031)	(589,670)	(1,971,315)
Proceeds from the Sale of oil & gas properties				125,000	200,000
(Purchase) of furniture, fixtures and equipment		(1,345)	(1,346)	(6,613)	(7,958)
Restricted cash	1,037	891,002	936,030	(937,067)	(1,037)
Net Cash Provided by (Used in) Investing Activities	(42,121)	(351,942)	89,653	(1,408,350)	(1,780,310)
Cash Flows from Financing Activities:
Proceeds from the sale of common stock	300,000	20	625,020	500,080	1,125,100
Contributions				166,700	213,874
(Distributions)				(109,180)	(134,180)
Advances from working interest owner				1,700,000	1,700,000
Proceeds from related party notes			240,000	110,000	290,000
Net Cash Provided by (Used in) Financing Activities	300,000	20	865,020	2,367,600	3,194,794
Net Increase (Decrease) in Cash and Cash Equivalents	(30,973)	(539,814)	(529,365)	544,017	49,563
Cash and Cash Equivalents at the Beginning of the Period	49,563	578,928	578,928	34,911
Cash and Cash Equivalents at the End of the Period	18,590	39,113	49,563	578,928	49,563
SUPPLEMENTAL DISCLOSURE OF NON-CASH TRANSACTIONS
Recovery of Oil and Gas Property		75,117	75,117		75,117
Oil and Gas Properties Acquired with Accounts Payable				563,100
Asset Retirment Obligation		30,619	(32,635)	(61,407)	(94,042)
Shares issued for conversion of debt	52,153
AP for oil and gas additions	$ 18,914